Stock Option Plan - Schedule of Activity Under the Plan (Details) - $ / shares				6 Months Ended		12 Months Ended
	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Activity Under the Plan [Line Items]
Options granted, Shares Available for Grant				(1,560,091)
Options granted, Number of Options				1,560,091
Options granted, Weighted-Average Exercise Price Per Share (in Dollars per share)				$ 1.26
Options exercised, Shares Available for Grant
Options exercised, Number of Options
Options exercised, Weighted-Average Exercise Price Per Share (in Dollars per share)
Options expired, Shares Available for Grant					10,000	10,000
Options expired, Number of Options					(10,000)	(10,000)
Options expired, Weighted-Average Exercise Price Per Share (in Dollars per share)					$ 0.001	$ 0.001
Options cancelled/forfeited, Shares Available for Grant				11,896
Options cancelled/forfeited, Number of Options				(11,896)
Options cancelled/forfeited, Weighted-Average Exercise Price Per Share (in Dollars per share)				$ 0.63
Balance, Shares Available for Grant	1,560,091	1,550,091	1,550,091	11,896	1,560,091	1,560,091
Balance, Number of Options	2,972,055	2,982,055	2,982,055	4,520,250	2,972,055	2,972,055
Balance, Weighted-Average Exercise Price Per Share (in Dollars per share)	$ 0.4	$ 0.4	$ 0.4	$ 0.7	$ 0.4	$ 0.4
Balance, Weighted-Average Remaining Contractual Term (in years)	3 years	3 years 8 months 12 days	3 years 8 months 12 days	6 years 5 months 23 days	3 years 6 months 10 days	3 years
Exercisable, Number of Options	1,548,910			2,364,814	1,464,429	1,548,910
Exercisable, Weighted-Average Exercise Price Per Share (in Dollars per share)	$ 0.49			$ 1.04	$ 0.49	$ 0.49
Exercisable, Weighted-Average Remaining Contractual Term (in years)				5 years 5 months 23 days	4 years 10 months 17 days	4 years 3 months 25 days
Vested and expected to vest, Number of Options	2,972,055			4,520,250	2,972,055	2,972,055
Vested and expected to vest, Weighted-Average Exercise Price Per Share (in Dollars per share)	$ 0.4			$ 0.7	$ 0.4	$ 0.4
Vested and expected to vest, Weighted-Average Remaining Contractual Term (in years)				6 years 5 months 23 days	3 years 6 months 10 days	3 years